Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets

Cost	Licenses	Patents and Drug Approvals	Trademarks	Customer list	Total
At December 31, 2017	$1,756	$14,239	$4,014	$708	$20,717
Effect of movements in exchange rates	154	1,245	351	62	1,812

At December 31, 2018	$1,910	$15,484	$4,365	$770	$22,529
Additions (note 1 1 )	7,038	8,930	—	—	15,968
Impairment	(6,959)	—	—	—	(6,959)
Transfers within intangible assets	(1,854)	1,457	—	—	(397)
Effect of movements in exchange rates	(135)	(942)	(209)	(37)	(1,323)

At December 31, 2019	$—	$24,929	$4,156	$733	$29,818

Accumulated amortization and impairment losses	Licenses	Patents and Drug Approvals	Trademarks	Customer list	Total
At December 31, 2017	$—	$14,239	$4,014	$708	$18,961
Amortization	196	—	—	—	196
Effect of movements in exchange rates	9	1,245	351	62	1,667

At December 31, 2018	$205	$15,484	$4,365	$770	$20,824
Amortization	841	597	—	—	1,438
Imp airment	(638)	—	—	—	(638)
Transfers within intangible assets	(397)	—	—	—	(397)
Effect of movements in exchange rates	(11)	(751)	(209)	(37)	(1,008)

At December 31, 2019	$—	$15,330	$4,156	$733	$20,219

Carrying amounts	Licenses	Patents and Drug Approvals	Trademarks	Customer list	Total
At December 31, 2018	$1,705	$—	$—	$—	$1,705
At December 31, 2019	$—	$9,599	$—	$—	$9,599